Transactions with Related Parties	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Transactions with Related Parties
3. Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter or $125 per vessel operating under a bareboat charter (the “Management fees”) and a brokerage commission of 1.25% on freight, hire and demurrage per vessel (the “Brokerage commissions”), as per the management agreement between the Manager and the Company. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve month period, an amount of $500 is charged for each additional day (the “Superintendent fees”).
The Manager also provides crew management services to the vessels Magic Wand, Clean Thrasher, Clean Sanctuary, Clean Justice, Suez Protopia, Suez Enchanted, Eco Wildfire, Glorieuse, Clean Nirvana since February 2023, Stealth Berana since April 2023
, Eco Bushfire since September 2022 and up to the Spin-off and Eco Angelbay since October 2022 and up to the Spin-off
. These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. (ex. Navis Maritime Services Inc.). The Company pays to the Manager a fixed monthly fee of $2,500 per vessel for crew management services (the “Crew management fees”).
The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased (“Commissions – vessels purchased”) are capitalized to the cost of the vessels as incurred.
In addition to management services, the Company reimburses the Manager for the compensation of its executive officers (the “Executive compensation”). Furthermore, the Company rents office space from the Manager and incurs a rental expense (the “Rental Expense”).
On February 14, 2023, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of the vessels “Glorieuse” and “Eco Wildfire” for a total consideration of $35.5 million (Note 4). The vessels were delivered to the Company on March 27, 2023 and March 28, 2023, respectively. The aggregate purchase price of $18,500,000 of the vessel Glorieuse comprised of $8,500,000 in cash and 13,875 Series C Cumulative Convertible Perpetual Preferred Shares (“Series C Preferred Shares”) (Note 8).
On June 21, 2023, the Company completed the
Spin-off
(Note 1), and received 600,000 Series A Perpetual Convertible Preferred shares of C3is, having a liquidation preference of $25 per share and a par value of $0.01 per share. The Company is the holder of all of the issued and outstanding Series A Perpetual Convertible Preferred shares of C3is (Note 1). The Series A Perpetual Convertible Preferred shares do not have voting rights. The Series A Perpetual Convertible Preferred are convertible into common stock of C3is at the Company’s option at any time and from time to time on or after the date that is the date 90 days following the issuance date, at a conversion price equal to 150% of the VWAP of C3is common shares over the five consecutive trading day period commencing on the issuance date. The conversion price will be adjusted to the lowest price of issuance of common stock by C3is in any registered offering of common stock of C3is after the original issuance of Series A
Perpetual
Convertible Preferred Shares. Furthermore, Imperial is entitled to receive cumulative cash dividends, at the annual rate of 5.00% on the stated amount of $25 per share, of the 600,000 Series A Perpetual Convertible Preferred shares, receivable quarterly in arrears on the 15 th
day of January, April, July and October in each year, subject to C3is’s Board of Directors approval. As the first cash dividend will be received on the 15 th
day of each October, the Company recognized for the period from June 21, 2023 to June 30, 2023, the amount of $20,833, which is presented in ‘Dividend income from related party’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.
As there was no observable market for the Series A Perpetual Convertible Preferred shares, these were recorded at $12,636,000 (Note 6), being the fair value of the shares determined through Level 2 inputs of the fair value hierarchy by taking into consideration a third-party valuation based on the income approach taking into account the present value of the future cash flows the Company expects to receive from holding the equity instrument.
As of June 30, 2023, the aggregate value of investments in C3is amounted to $12,656,833, including $20,833 of accrued dividends and are separately presented as ‘Investment in related party’ in the accompanying unaudited condensed consolidated balance sheet. As of June 30, 2023, the Company did not identify any indications for impairment or any observable prices for identical or similar investments of the same issuer.
The amounts charged by the Company’s related parties comprised the following:

		For the six-month periods ended June 30,
	Location in statement of comprehensive income	2022	2023
Management fees	Management fees – related party	341,625	871,640
Brokerage commissions	Voyage expenses – related party	203,462	1,546,799
Superintendent fees	Vessels’ operating expenses – related party	—	1,000
Crew management fees	Vessels’ operating expenses – related party	37,500	153,333
Executive compensation	General and administrative expenses	105,200	198,000
Commissions – vessels purchased	Vessels, net	778,000	355,000
Rental expense	General and administrative expenses	—	32,642
The related party balance with C3is Inc., mainly
relates
to collections received net of payments made on behalf of the Company relating to the vessels contributed
, was a payable of $37,042 at June 30, 2023 (2022: nil). The related party balance with Flawless Management Inc., an affiliate of the Company where Imperial’s CEO is the sole stockholder, relates to the accrued dividend for the Series C Preferred Shares, was a payable of $185,000 at June 30, 2023 (2022: nil). The related party receivable balance with European Institute of Regional Investments Inc. mainly relating to collections received on behalf of the Company was nil as at June 30, 2023 (2022: $146,708). The current account balance with the Manager at June 30, 2023 was a liability of $269,414 (2022: $3,016,438). The liability mainly represents payments made by the Manager on behalf of the Company.